DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS	DERIVATIVE INSTRUMENTS
Hedging Instruments
In October 2022, the Company entered into A$574 of AUD-denominated fixed forward contracts to mitigate variability in the USD functional cash flows related to the AUD-denominated capital expenditures expected to be incurred in 2023 and 2024 during the construction and development phase of the Tanami Expansion 2 project. The fixed forward contracts were transacted for risk management purposes. The Company has designated the fixed forward contracts as foreign currency cash flow hedges against the forecasted AUD-denominated Tanami Expansion 2 capital expenditures.
To minimize credit risk, the Company only enters into transactions with counterparties that meet certain credit requirements and periodically reviews the creditworthiness of these counterparties. The Company believes that the risk of counterparty default is low and its exposure to credit risk is minimal.
The unrealized changes in fair value have been recorded in Accumulated other comprehensive income (loss) and are reclassified to income during the period in which the hedged transaction affects earnings and is presented in the same income statement line item as the earnings effect of the hedged item. If the underlying hedge transaction becomes probable of not occurring, the related amounts will be reclassified to earnings immediately. For the foreign currency cash flow hedges related to the Tanami Expansion 2 project, amounts recorded in Accumulated other comprehensive income (loss) will be reclassified to earnings through Depreciation and amortization after the project reaches commercial production.
The following table provides the fair value of the Company’s derivative instruments designated as cash flow hedges:

	At December 31,
	2022	2021
Derivative Assets:
Foreign currency cash flow hedges, current (1)	$12	$—
Foreign currency cash flow hedges, non-current (2)	8	—
	$20	$—
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(1)Included in Other current assets in the Company’s Consolidated Balance Sheets.
(2)Included in Other non-current assets in the Company’s Consolidated Balance Sheets.
The following table provides the losses (gains) recognized in earnings related to the Company's derivative instruments:

	Year Ended December 31,
	2022	2021	2020
Loss (gain) on cash flow hedges:
Interest rate contracts (1)	$6	$8	$17
Operating cash flow hedges (2)	—	1	2
	$6	$9	$19
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(1)Interest rate contracts relate to swaps entered into, and subsequently settled, associated with the issuance of the 2022 Senior Notes, 2035 Senior Notes, 2039 Senior Notes, and 2042 Senior Notes. The related gains and losses are reclassified from Accumulated Other Comprehensive Income (Loss) and amortized to Interest expense, net over the term of the respective hedged notes. During the years ended December 31, 2021 and December 31, 2020, $1 and $(8), respectively, was reclassified to Other income (loss), net as a result of the redemption and tender offers of the 2022 Senior Notes. Refer to Note 20 for additional information.
(2)Operating cash flow hedges relate to contracts entered into, and subsequently settled, to mitigate the variability of operating costs primarily related to diesel price fluctuations. The amounts are reclassified out of Accumulated other comprehensive income (loss) into earnings as diesel costs are incurred. The gains (losses) recognized in earnings are included in Costs applicable to sales in the Company’s Consolidated Statement of Operations.
Contingent Consideration Assets and Liabilities
Contingent consideration assets and liabilities are comprised of contingent consideration to be received or paid by the Company in conjunction with various sales of assets and investments with future payment contingent upon certain milestones. These contingent consideration assets and liabilities are accounted for at fair value using discounted cash flow models and consist of financial instruments that meet the definition of a derivative, but are not designated for hedge accounting under ASC 815. Refer to Note 13 for further information regarding the fair value of the contingent consideration assets and liabilities.
The Company had the following contingent consideration assets and liabilities at December 31, 2022 and 2021:

	At December 31,
	2022	2021
Contingent Consideration Assets: (1)
Batu Hijau and Elang (2)	$139	$121
Red Lake (3)	39	42
Maverix (4)	4	4
Other	6	4
	$188	$171

Contingent Consideration Liabilities: (5)
Galore Creek	$2	$3
Other	1	2
	$3	$5
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(1)Included in Other non-current assets in the Company’s Consolidated Balance Sheets.
(2)Contingent consideration related to the sale of PT Newmont Nusa Tenggara in 2016. Refer to Note 1 for additional information.
(3)Refer to Note 8 for further information on the contingent consideration asset related to Red Lake.
(4)Refer to Note 15 for further information on the contingent consideration assets related to Maverix.
(5)Included in Other non-current liabilities in the Company’s Consolidated Balance Sheets.